Retirement Class HCBRX
Institutional Class HACBX

Harbor Core Bond Fund

Supplement to Summary Prospectus dated March 1, 2021
January 6, 2022
Effective immediately, Kara Maloy no longer serves as a portfolio manager to Harbor Core Bond Fund (the “Fund”). All references to Kara Maloy in the Fund’s prospectus are hereby deleted.
William A. O’Malley, CFA, James E. Gubitosi, CFA, Bill O’Neill, CFA, Jake Remley, CFA, Matt Walker, CFA, and Rachel Campbell continue to serve as portfolio managers to the Fund.
Investors Should Retain This Supplement For Future Reference
S0122.SP.CB